Related parties (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Schedule of Related Party Transactions
Related party transactions as of 30 June 2026 are as follows:

	Purchases / interest	Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company (a)	1,473	—	—	1,434
Aztiq Consulting ehf. – Sister company	90	—	—	85
Flóki-Art ehf. - Sister company	—	—	—	411
Aztiq UK Ltd. - Sister company	132	—		82
Alvogen Finance B.V. - Sister Company	731	—	—	—
Lotus Pharmaceuticals Co. Ltd. - Sister company	—	92	90	—
Alvogen Inc. - Sister company	—	92	89	656
Entity under common influence/control (b)		39,750
Klettagarðar 6 ehf. - Sister company (c)	673	915		2,898
L41 ehf. - Sister company	4	—	—	2
Flóki Invest ehf - Sister company	778	—	—	799
Alvogen Spain SL - Sister company	—	—	—	15
Norwich Clinical Services Ltd - Sister company	761	—	—	597
Hlíðarvegur 20 ehf.	21	—	—	—
Fasteignafélagið Eyjólfur ehf - Sister company	8,158	—	—	95,858
Flóki fasteignir ehf. - Sister company	2,640	—	—	13,703
	15,461	40,849	179	116,540
(a)The full amount of purchased service relates to royalty expense.
(b)During the six months ended 30 June 2026, the Group recognized $39.8 million of License and other revenue under a strategic licensing and commercialization arrangement with an entity under common control/influence (see Note 5).
(c)The receivable is classified within Other long-term assets in the Consolidated Statement of Financial Position.

Related party transactions for the six months ended 30 June 2025 and as of 31 December 2025 are as follows:

	30 June 2025		31 December 2025
	Purchased service / interest	Sold service	Receivables	Payables/ borrowings
Alvogen Lux Holdings S.à r.l. – Sister company (a)	3,925	—	—	—
ATP Holdings ehf. - Sister company	210	32	—	125
Aztiq Consulting ehf. – Sister company	—	—	5	—
Flóki-Art ehf. - Sister company	—	—	—	430
Alvogen Iceland ehf. - Sister company	6	—	—	—
Alvogen ehf. - Sister company	—	22		—
Alvogen UK - Sister company	93	—	—	28
Alvogen Finance B.V. - Sister Company	415	—	—	—
Lotus Pharmaceuticals Co. Ltd. - Sister company	1	—	—	—
Alvogen Inc. - Sister company	37	3		656
Klettagarðar 6 ehf. (c)	—	—	4,037	2,923
Adalvo Limited - Sister company (b)	621	184
L41 ehf. - Sister company	36	—	—	6
Flóki Invest ehf - Sister company	516	—	—	276
Alvogen Malta Sh. Services - Sister company	13	—	—	—
Alvogen Spain SL - Sister company	—	—	—	16
Norwich Clinical Services Ltd - Sister company	738	—	—	605
Hlíðarvegur 20 ehf.	18	—	—	—
Fasteignafélagið Eyjólfur ehf - Sister company	7,707	—	—	96,304
Flóki fasteignir ehf. - Sister company	1,324	—	—	15,838
	15,660	241	4,042	117,207
(a)The full amount of purchased service relates to royalty expenses.
(b)No longer a related party at 31 December 2025.
(c)The receivable is classified within Other long-term assets in the Consolidated Statement of Financial Position.